Offerings - Offering: 1	Sep. 04, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.50 par value per share
Amount Registered | shares	17,204
Proposed Maximum Offering Price per Unit | $ / shares	85.9275
Maximum Aggregate Offering Price	$ 1,478,296.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 204.16
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the Registrant’s common stock as reported on the Nasdaq Global Market on August 31, 2026, which date is a date within five business days of the filing of this registration statement.